GOODWILL	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 10	-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2018	1,732	2,045	3,777
Changes during 2018:
Acquisition of subsidiary (See Note 3)	53,584	5,818	59,402
Translation differences	(247)	(36)	(283)
Balance as of December 31, 2018 (*)	55,069	7,827	62,896
Changes during 2019:
Reimbursement (***)	(733)	(80)	(813)
Impairment (**)	(11,088)	(1,204)	(12,292)
Translation differences	135	160	295
Balance as of December 31, 2019 (*)	43,383	6,703	50,086

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2019, and 2018 was US$ 19.4 million and US$ 7.1million, respectively.

(**)
As a result of the circumstances described in note 9 the company recorded a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.

(***)	During 2019, the company received an indemnification in an amount of US$ 0.8 million related to the acquisition described in note 3. The amount was charged to the balance of goodwill.

See also Note 1N.